--------------------------------------------------------------------------------
INTERNATIONAL MID-CAP
--------------------------------------------------------------------------------

Alliance Worldwide
Privatization Fund

Semi-Annual Report
December 31, 2001

                                            Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

                          Investment Products Offered
                          ---------------------------
                           o Are Not FDIC Insured
                           o May Lose Value
                           o Are Not Bank Guaranteed
                          ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

Alliance Fund Distributors, Inc., the principal underwriter of the Alliance mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
February 22, 2002

Dear Shareholder:

This report contains the performance, market overview and outlook for Alliance Worldwide Privatization Fund (the "Fund") for the semi-annual reporting period ended December 31, 2001.

Investment Objective and Policies

This open-end fund seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80%, and normally substantially all, of its net assets in securities issued by enterprises that are undergoing, or have undergone, privatization, and in securities of companies believed by Alliance to be beneficiaries of privatizations.

Investment Results

The following table provides the performance results for the Fund and its benchmarks, the Morgan Stanley Capital International (MSCI) World (minus the U.S.) Index and the MSCI Emerging Markets Free (EMF) Index, for the six- and 12-month periods ended December 31, 2001. We also have included the performance results for the Fund's composite benchmark, a 65%/35% composite of the MSCI World (minus the U.S.) Index and the MSCI EMF Index, respectively.

INVESTMENT RESULTS*
Periods Ended December 31, 2001

                      ---------------------
                          Total Returns
                      6 Months    12 Months
                      ---------------------
Alliance Worldwide
Privatization Fund
   Class A              -8.22%      -18.13%
-------------------------------------------
   Class B              -8.65%      -18.80%
-------------------------------------------
   Class C              -8.65%      -18.72%
-------------------------------------------
MSCI World
(minus the U.S.)
Index                   -7.81%      -21.16%
-------------------------------------------
MSCI EMF
Index                   -0.74%       -2.37%
-------------------------------------------
65%/35%
Composite:
MSCI World
(minus the U.S.
Index/MSCI
EMF Index               -5.34%      -14.58%
-------------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of December 31, 2001. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any


--------------------------------------------------------------------------------
                                       ALLIANCE WORLDWIDE PRIVATIZATION FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

      distributions paid during each period. Past performance is no guarantee of future results.

      The unmanaged Morgan Stanley Capital International (MSCI) World (minus the U.S.) Index is a market capitalization-weighted index that measures the performance of stock markets in 22 countries outside the United States. The unmanaged MSCI Emerging Markets Free (EMF) Index is a market capitalization-weighted index composed of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific Basin. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Worldwide Privatization Fund.

      Additional investment results appear on pages 5-8.

Investment Results

During the six- and 12-month periods ended December 31, 2001, the Fund's Class A shares returned -8.22% and -18.13%, respectively. The Fund's composite benchmark posted returns of -5.34% and -14.58% during the respective reporting periods.

The Fund underperformed its composite benchmark over the six-month period. Stock selection had a marginally negative impact on performance mainly due to weak returns from telecommunications-related stock picks in Japan, Europe and Latin America. Part of the negative stock selection was offset by a positive contribution from Asian stock selection, particularly in the Fund's overweight position in Korean financials. Asset allocation negatively impacted performance as compared to the composite benchmark, due to a relative underweight position in emerging-market stocks. The Fund underperformed the composite benchmark for the 12-month period, as well, for the same reason.

Market Review

Overall, equity markets posted poor returns during the period under review on the back of a dramatic slowdown in growth of all the world's major economies and a marked deterioration in corporate profitability and investment activity. Global monetary authorities responded in a coordinated manner and implemented massive interest rate cuts. The Federal Reserve (the "Fed") alone cut interest rates an unprecedented 11 times over year 2001, and the benchmark borrowing rate ended the year at 1.75%. The tragic events of September 11 led to liquidity injections by the Bank of Japan and rapid rate reductions by the European Central Bank, Bank of England and the Fed. While this intervention has so far stabilized the global financial system and equity markets have responded positively from September year-lows, developed market returns still ended the year in negative territory.

Emerging markets notably outperformed developed markets despite major political and economic upheaval in


--------------------------------------------------------------------------------
2 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

Turkey and Argentina. Russia posted the best returns of all the world's exchanges as investors gave the government credit for its policy progression.

At the sector level, defensively orientated sectors such as consumer staples, utilities and health care outperformed their more economically sensitive peers such as consumer discretionary and industrials. The information technology and telecommunications sectors witnessed woeful returns, as companies within these richly valued groups were de-rated as capital expenditure and activity levels plummeted. The energy sector was among the top performers, as oil prices were maintained at high levels for a large part of 2001.

Although privatization activity during the period under review was negatively impacted by the poor market environment and fell short of the previous year's $200 billion of transaction values, a number of significant deals were successfully completed. Europe and Asia led the deal flow, and the Chinese government continued to make major progress in the execution of its privatization program.

Investment Outlook

In our opinion, the outlook for equity markets is positive going forward. We are increasingly hopeful that recent monetary and fiscal stimulus, combined with a correction in excess inventory and lower energy prices, could lead to a long-awaited global economic recovery as the year progresses. Indeed, there is evidence from recent forward-looking economic data released in the U.S., Europe and Japan that supports this view.

Although equity valuations have started to discount a recovery in the global economy, we believe that if activity does resume its growth path, there is potential for higher corporate profitability. If this occurs, then a further re-rating of equity valuations should result. Corporate earnings guidance certainly appears to have reached an inflexion point. There has also been a noteworthy reduction in downward revisions as companies have streamlined business plans.

We anticipate that the pace of privatization activity should accelerate as global economic activity revives. The established trend of privatization transactions broadening across new industry sectors is expected to persist. We also expect a number of countries that have previously not participated in the privatization process in both the developed markets, such as Germany and Japan, and the emerging markets, such as South Africa and Egypt, to do so, thus offering the Fund a wealth of future exciting investment opportunities.

We continue to emphasize diversification in the Fund, as the success of privatization gives us access to investment opportunities in new countries and an expanding number of industries. Currently, we own about 100 different issues with representation in over 30 countries and 35 different industries. Our aim is to provide a core international Fund with exposure to this exciting area.


--------------------------------------------------------------------------------
                                       ALLIANCE WORLDWIDE PRIVATIZATION FUND o 3

----------------------
LETTER TO SHAREHOLDERS
----------------------

Thank you for your continued interest and investment in Alliance Worldwide Privatization Fund. We look forward to reporting the Fund's progress to you in the upcoming months.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Mark H. Breedon

Mark H. Breedon
Senior Vice President

[PHOTO OMITTED] John D. Carifa

[PHOTO OMITTED] Mark H. Breedon

Mark H. Breedon, Portfolio Manager, has over 24 years of investment experience.


--------------------------------------------------------------------------------
4 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE WORLDWIDE PRIVATIZATION FUND
GROWTH OF A $10,000 INVESTMENT
6/30/94* TO 12/31/01


Alliance Worldwide Privatization Fund Class A: $14,921

MSCI World (minus the U.S.) Index: $12,943

MSCI EMF Index: $7,519

  [The following was represented by a mountain graph in the printed material.]

                     Alliance Worldwide       MSCI World      MSCI Emerging
                       Privatization       (minus the U.S.)      Markets
                           Fund               Free Index          Index
-------------------------------------------------------------------------------
      6/30/1994          $ 9,578              $10,000            $10,000
     12/31/1994          $ 9,804              $10,054            $10,069
     12/31/1995          $10,285              $ 9,530            $11,254
     12/31/1996          $12,664              $10,105            $12,064
     12/31/1997          $14,333              $ 8,934            $12,373
     12/31/1998          $15,612              $ 6,670            $14,737
     12/31/1999          $24,407              $11,100            $18,904
     12/31/2000          $18,224              $ 7,702            $16,416
     12/31/2001          $14,921              $ 7,519            $12,943


This chart illustrates the total value of an assumed $10,000 investment in Alliance Worldwide Privatization Fund Class A shares (from 6/30/94 to 12/31/01) as compared to the performance of appropriate indices. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Morgan Stanley Capital International (MSCI) World (minus the U.S.) Index is a market capitalization-weighted index that measures the performance of stock markets in 22 countries outside the United States.

The unmanaged MSCI Emerging Markets Free (EMF) Index is a market capitalization-weighted index composed of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific Basin.

When comparing Alliance Worldwide Privatization Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the index. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Worldwide Privatization Fund.

*     Closest month-end after Fund's Class A share inception date of 6/2/94.


--------------------------------------------------------------------------------
                                       ALLIANCE WORLDWIDE PRIVATIZATION FUND o 5

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE WORLDWIDE PRIVATIZATION FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 12/31

     [The following was represented by a bar chart in the printed material.]

        Alliance Worldwide Privatization Fund--Yearly Periods Ended 12/31
--------------------------------------------------------------------------------
                                 Alliance Worldwide
                                 Privatization Fund                 Composite*
--------------------------------------------------------------------------------
       12/31/94**                       -0.20%                         0.64%
       12/31/95                          4.91%                         5.82%
       12/31/96                         23.14%                         6.79%
       12/31/97                         13.18%                        -2.39%
       12/31/98                          8.92%                         3.55%
       12/31/99                         56.33%                        41.62%
       12/31/00                        -25.33%                       -19.27%
       12/31/01                        -18.13%                       -14.58%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the net asset value (NAV). Returns for Class B, Class C and Advisor Class shares will vary from the results shown above due to different expenses associated with these classes. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period.

* Composite: 65% Morgan Stanley Capital International (MSCI) World (minus the U.S.) Index/ 35% MSCI Emerging Markets Free (EMF) Index. The unmanaged MSCI World (minus the U.S.) Index is a market capitalization-weighted index that measures the performance of stock markets in 22 countries outside the United States. The unmanaged MSCI EMF Index is a market capitalization-weighted index composed of companies representative of the market structure of 26 emerging market countries in Europe, Latin America and the Pacific Basin. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including Alliance Worldwide Privatization Fund.

** The Fund's return for the period ended 12/31/94 is from the Fund's inception date of 6/2/94 through 12/31/94. The benchmark's return for the period ended 12/31/94 is from 5/31/94 through 12/31/94.


--------------------------------------------------------------------------------
6 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PORTFOLIO SUMMARY
December 31, 2001 (unaudited)

INCEPTION DATES                PORTFOLIO STATISTICS

Class A Shares                 Net Assets ($mil): $363.6
6/2/94                         Median Market Capitalization ($mil): $11,502
Class B Shares
6/2/94
Class C Shares
2/8/95

SECTOR BREAKDOWN

    17.8%  Finance
    16.1%  Consumer Services
    12.6%  Utilities
    11.6%  Energy
     9.5%  Health Care
     8.7%  Basic Industries                     [PIE CHART]
     7.0%  Transportation
     6.4%  Technology
     5.7%  Consumer Staples
     1.4%  Multi-Industry
     0.5%  Capital Goods
     0.2%  Aerospace & Defence
     0.1%  Bonds & Notes

     2.4%  Short-Term

All data as of December 31, 2001. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
                                       ALLIANCE WORLDWIDE PRIVATIZATION FUND o 7

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001

Class A Shares
--------------------------------------------------------------------------------
                                 Without Sales Charge         With Sales Charge
                 1 Year                 -18.13%                    -21.64%
                5 Years                   3.33%                      2.44%
        Since Inception*                  5.67%                      5.07%

Class B Shares
--------------------------------------------------------------------------------
                                 Without Sales Charge         With Sales Charge
                 1 Year                 -18.80%                    -22.05%
                5 Years                   2.57%                      2.57%
        Since Inception*                  4.90%                      4.90%

Class C Shares
--------------------------------------------------------------------------------
                                 Without Sales Charge         With Sales Charge
                 1 Year                 -18.72%                    -19.53%
                5 Years                   2.56%                      2.56%
        Since Inception*                  6.14%                      6.14%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will vary due to different expenses associated with this class.

Substantially, all of the Fund's assets will be invested in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Since Inception: 6/2/94 Class A and Class B; 2/8/95 Class C.


--------------------------------------------------------------------------------
8 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

                                                            --------------------
                                                            TEN LARGEST HOLDINGS
                                                            --------------------

TEN LARGEST HOLDINGS
December 31, 2001 (unaudited)

                                                                            Percent of
Company                                           U.S. $ Value              Net Assets
---------------------------------------------------------------------------------------
BNP Paribas, SA--Attracts deposits and
   offers banking services.                     $   11,306,295                    3.9%
---------------------------------------------------------------------------------------
Sanofi-Synthelabo, SA--Manufactures
   health care products and medical and
   surgical equipment. The company
   produces prescription and generic
   pharmaceuticals.                                  9,896,286                    3.4
---------------------------------------------------------------------------------------
Japan Tobacco, Inc.--Manufactures and
   distributes tobacco products in Japan.            9,187,658                    3.2
---------------------------------------------------------------------------------------
ING Groep NV--Offers financial services
   to individuals, corporations and other
   institutions. The company offers
   corporate, investment and private
   banking services, asset and portfolio
   management, treasury services and
   insurance.                                        9,104,197                    3.2
---------------------------------------------------------------------------------------
Pharmacia Corp.--The company researches,
   manufactures and sells pharmaceuticals
   worldwide. The company's pharmaceutical
   segment includes prescription products
   for humans and animals, bulk
   pharmaceuticals and contract
   manufacturing. The company's
   agricultural products segment is
   comprised of chemicals, seeds and
   genomics, as well as animal productivity
   and nutrition research.                           8,760,310                    3.1
---------------------------------------------------------------------------------------
NTT DoCoMo, Inc.--Provides various
   telecommunication services including
   cellular phones, personal handyphone
   systems (PHS), paging, satellite mobile
   communication and wireless Private
   Branch Exchange system services.                  7,593,619                    2.6
---------------------------------------------------------------------------------------
Vodafone Group Plc.--Provides mobile
   telecommunications services, including
   paging, digital and cellular telephones.          7,552,599                    2.6
---------------------------------------------------------------------------------------
Nomura Holdings, Inc.--A comprehensive
   securities company whose financial
   services include dealing, brokerage,
   underwriting and distribution of
   securities. The company has subsidiaries
   all over the world.                               7,437,600                    2.6
---------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       ALLIANCE WORLDWIDE PRIVATIZATION FUND o 9

--------------------
TEN LARGEST HOLDINGS
--------------------

                                                                            Percent of
Company                                           U.S. $ Value              Net Assets
---------------------------------------------------------------------------------------
Grupo Financiero Banorte, SA de CV
   Series O--Attracts deposits, offers
   financial services, including commercial
   and corporate banking services,
   retirement plans, securities brokerage
   services, investment advice, lease
   financing, factoring and warehousing
   services and manages mutual funds.           $    7,114,043                    2.5%
---------------------------------------------------------------------------------------
Interbrew--The company brews beer, buys
   brands and distribution networks,
   develops local brands into regional and
   national brands and offers premium and
   specialty brands. The company's brands
   include Labatt Blue, Jupiler, Dommelsch,
   Leffe, Stella Artois, Rolling Rock and
   Hoegaarden. The company has production
   plants in Europe, North America and Asia.         6,985,965                    2.4
---------------------------------------------------------------------------------------
                                                $   84,938,572                   29.5%


--------------------------------------------------------------------------------
10 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

                                                          ----------------------
                                                          SECTOR DIVERSIFICATION
                                                          ----------------------

SECTOR DIVERSIFICATION
December 31, 2001 (unaudited)

                                                                    Percent of
                                                  U.S. $ Value      Net Assets
------------------------------------------------------------------------------
Aerospace & Defense                            $       575,380            0.2%
------------------------------------------------------------------------------
Basic Industries                                    25,634,323            8.9
------------------------------------------------------------------------------
Capital Goods                                        1,408,069            0.5
------------------------------------------------------------------------------
Consumer Services                                   50,784,613           17.6
------------------------------------------------------------------------------
Consumer Staples                                    16,752,301            5.8
------------------------------------------------------------------------------
Energy                                              33,972,572           11.8
------------------------------------------------------------------------------
Finance                                             52,166,748           18.1
------------------------------------------------------------------------------
Healthcare                                          27,834,988            9.7
------------------------------------------------------------------------------
Multi-Industry                                       3,979,748            1.4
------------------------------------------------------------------------------
Technology                                          15,043,207            5.2
------------------------------------------------------------------------------
Transportation                                      20,618,413            7.2
------------------------------------------------------------------------------
Utilities                                           36,862,932           12.8
------------------------------------------------------------------------------
Total Investments*                                 285,633,294           99.2
------------------------------------------------------------------------------
Cash and receivables, net of liabilities             2,426,966            0.8
------------------------------------------------------------------------------
Net Assets                                     $   288,060,260          100.0%
------------------------------------------------------------------------------

*     Excludes short-term obligations.


--------------------------------------------------------------------------------
                                      ALLIANCE WORLDWIDE PRIVATIZATION FUND o 11

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

PORTFOLIO OF INVESTMENTS
December 31, 2001 (unaudited)

Company                                                     Shares        U.S. $ Value
--------------------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-99.2%

Australia-2.3%
Commonwealth Serum Lab, Ltd. .....................         252,600      $    6,657,313
                                                                        --------------

Austria-0.6%
Flughafen Wien AG.................................          66,900           1,786,230
                                                                        --------------

Belgium-2.4%
Interbrew.........................................         255,265           6,985,965
                                                                        --------------

Brazil-3.7%
Companhia Paranaense de
   Energia-Copel (ADR)............................          10,000              78,500
Companhia Vale do Rio Doce (CVRD) (ADR)...........          20,000             472,200
Eletropaulo Metropolitana, SA.....................       1,000,000              33,759
Empresa Brasileira de Aeronautica, SA
   (Embraer) (ADR)................................          26,000             575,380
Gerdau, SA pfd....................................     195,583,870           1,811,510
Gerdau Metalurgica, SA pfd........................     196,018,968           2,943,890
Investimentos Itau, SA............................       2,167,401           2,035,603
Petroleo Brasileiro, SA (ADR).....................         100,000           2,223,000
Tele Norte Leste Participacoes, SA (ADR)..........          30,000             468,900
                                                                        --------------
                                                                            10,642,742
                                                                        --------------
China-1.9%
Aluminum Corp. of China, Ltd.(a)..................       9,020,000           1,584,739
Beijing Capital International Airport Co., Ltd. ..       9,478,000           2,224,326
China Petroleum and Chemical Corp. ...............      11,969,000           1,642,375
                                                                        --------------
                                                                             5,451,440
                                                                        --------------
Czech Republic-0.6%
Komercni Banka AS(a)..............................          55,900           1,618,790
                                                                        --------------
Denmark-0.6%
Kobenhavns Lufthavne AS...........................          25,684           1,663,539
                                                                        --------------

Egypt-0.2%
Eastern Co. for Tobacco & Cigarettes..............          65,000             578,678
                                                                        --------------

Finland-1.4%
Fortum OYJ........................................         717,500           3,033,231
TietoEnator OYJ...................................          36,000             953,190
                                                                        --------------
                                                                             3,986,421
                                                                        --------------


--------------------------------------------------------------------------------
12 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                     Shares        U.S. $ Value
--------------------------------------------------------------------------------------
France-10.3%
BNP Paribas, SA...................................         126,405      $   11,306,295
Pechiney, SA......................................          64,300           3,313,443
Sanofi-Synthelabo, SA.............................         132,690           9,896,286
STMicroelectronics NV.............................          69,550           2,231,477
TotalFinaElf Series B.............................          14,487           2,068,106
Wanadoo(a)........................................         180,650             905,183
                                                                        --------------
                                                                            29,720,790
                                                                        --------------
Germany-5.3%
Deutsche Lufthansa AG.............................         156,800           2,107,235
Deutsche Post AG..................................         345,965           4,772,587
Fraport AG(a).....................................          97,091           2,294,212
Stinnes AG........................................         299,000           6,173,752
                                                                        --------------
                                                                            15,347,786
                                                                        --------------
Greece-0.5%
Hellenic Telecommunications
   Organization, SA (ADR).........................             800               6,096
Public Power Corp. (PPC)(a).......................         122,000           1,322,504
                                                                        --------------
                                                                             1,328,600
                                                                        --------------
Hong Kong-2.3%
China Mobile (Hong Kong), Ltd.(a).................         400,000           1,413,228
China Unicom, Ltd.(a).............................       1,348,000           1,512,616
Citic Pacific, Ltd. ..............................       1,028,000           2,274,118
CNOOC, Ltd. ......................................       1,462,000           1,378,051
                                                                        --------------
                                                                             6,578,013
                                                                        --------------
Hungary-1.4%
Gedeon Richter Rt. ...............................          26,000           1,423,479
OTP Bank Rt. .....................................          41,700           2,503,001
                                                                        --------------
                                                                             3,926,480
                                                                        --------------
Italy-5.3%
Acegas SpA(a).....................................         251,400           1,543,847
Enel SpA..........................................         543,000           3,059,099
ENI SpA ..........................................         399,732           5,009,122
Telecom Italia SpA................................         640,000           3,417,600
Tiscali SpA(a)....................................         263,474           2,387,127
                                                                        --------------
                                                                            15,416,795
                                                                        --------------
Japan-10.7%
East Japan Railway Co. ...........................             347           1,676,597
Japan Tobacco, Inc. ..............................           1,459           9,187,658
Nippon Telegraph & Telephone Corp. ...............           1,028           3,350,553
Nomura Holdings, Inc. ............................         580,000           7,437,600
NTT DoCoMo, Inc. .................................             646           7,593,619
West Japan Railway Co. ...........................             379           1,695,245
                                                                        --------------
                                                                            30,941,272
                                                                        --------------
Lithuania-0.1%
Lietuvos Telekomas (GDR)..........................          53,289             158,535
                                                                        --------------


--------------------------------------------------------------------------------
                                      ALLIANCE WORLDWIDE PRIVATIZATION FUND o 13

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                     Shares        U.S. $ Value
--------------------------------------------------------------------------------------
Mexico-6.5%
America Movil, SA de CV Series L..................         128,406      $    2,501,349
Grupo Aeroportuario del Sureste,
   SA de CV (ADR)(a)..............................          36,000             554,400
Grupo Financiero Banorte, SA de CV
   Series O(a)....................................       3,394,277           7,114,043
Grupo Financiero BBVA Bancomer,
   SA de CV(a)....................................       1,700,000           1,550,350
Grupo Iusacell, SA de CV (ADR)(a).................         382,614           1,518,978
Telefonos de Mexico, SA de CV Cl. L (ADR).........          65,406           2,290,518
Tubos de Acero de Mexico, SA (ADR)................         348,000           3,111,120
                                                                        --------------
                                                                            18,640,758
                                                                        --------------
Netherlands-6.1%
Akzo Nobel NV.....................................         108,400           4,838,271
DSM NV  ..........................................          91,005           3,321,582
ING Groep NV......................................         357,173           9,104,197
United Pan-Europe Communications NV(a)............         620,080             286,973
                                                                        --------------
                                                                            17,551,023
                                                                        --------------
Norway-1.3%
Statoil ASA(a)....................................         242,001           1,658,409
Telenor ASA.......................................         493,600           2,123,058
                                                                        --------------
                                                                             3,781,467
                                                                        --------------
Peru-0.6%
Explosivos, SA(b).................................       1,780,057           1,705,630
                                                                        --------------

Poland-0.7%
Polski Koncern Naftowy, SA (GDR)..................         200,300           1,892,835
                                                                        --------------

Russia-1.7%
Mobile Telesystems (ADR)(a).......................          85,200           3,038,232
YUKOS (ADR).......................................          23,400           1,815,840
                                                                        --------------
                                                                             4,854,072
                                                                        --------------
Singapore-1.7%
DBS Group Holdings, Ltd. .........................         349,535           2,612,284
SIA Engineering Co., Ltd. ........................       2,000,000           1,408,069
Singapore Airport Terminal Services, Ltd. ........       1,200,000             942,323
                                                                        --------------
                                                                             4,962,676
                                                                        --------------
South Africa-1.5%
Iscor, Ltd.(a)....................................       1,197,400           1,133,013
Kumba Resources, Ltd.(a)..........................       1,197,400           3,104,555
                                                                        --------------
                                                                             4,237,568
                                                                        --------------
South Korea-4.2%
Kookmin Bank......................................         106,731           4,062,059
   ADR............................................          74,277           2,822,526
SK Telecom Co., Ltd. .............................          25,230           5,167,474
                                                                        --------------
                                                                            12,052,059
                                                                        --------------


--------------------------------------------------------------------------------
14 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                     Shares        U.S. $ Value
--------------------------------------------------------------------------------------
Spain-4.2%
Aldeasa, SA.......................................         147,179      $    2,242,537
Indra Sistemas, SA................................         435,600           3,690,752
Repsol YPF, SA....................................         141,347           2,060,585
Telefonica, SA(a).................................         250,784           3,354,662
Terra Networks, SA(a).............................          98,400             805,699
                                                                        --------------
                                                                            12,154,235
                                                                        --------------
Sweden-1.3%
Eniro AB..........................................         507,600           3,641,459
                                                                        --------------

Switzerland-0.3%
Unique Zurich Airport.............................          18,000             976,021
                                                                        --------------
Taiwan-1.2%
Taiwan Semiconductor Manufacturing Co.,
   Ltd.(a)........................................       1,438,294           3,600,879
                                                                        --------------

Thailand-1.0%
PTT Public Co., Ltd.(a)...........................         913,000             712,152
Ratchaburi Electricity Generating Holding
   Public Co., Ltd.(a)............................       6,181,900           2,145,425
                                                                        --------------
                                                                             2,857,577
                                                                        --------------
Trinidad & Tobago-0.2%
B.W.I.A. International Airways, Ltd.(a)(c)........       2,727,272             623,886
                                                                        --------------

Turkey-1.0%
Dogan Yayin Holding AS(a).........................     553,000,580             882,145
Turkcell Iletisim Hizmetleri AS(a)................     236,241,000           2,026,081
                                                                        --------------
                                                                             2,908,226
                                                                        --------------
United Kingdom-12.6%
BP Plc. ..........................................         512,290           3,977,194
British Energy Plc. Deferred Shares...............         667,000                  -0-
BT Group Plc.(a)..................................         615,000           2,262,118
Centrica Plc. ....................................         885,000           2,856,379
Energis Plc.(a)...................................         635,000             542,377
Lattice Group Plc. ...............................       2,185,984           4,957,825
Mersey Docks & Harbour Co. .......................         334,865           2,475,599
National Grid Group Plc. .........................       1,019,000           6,340,705
PowerGen Plc. ....................................         167,897           1,842,933
United Customer Management Solutions(a)(b)........       3,929,640           3,572,400
Vodafone Group Plc. ..............................       2,890,067           7,552,599
                                                                        --------------
                                                                            36,380,129
                                                                        --------------
United States-3.4%
deCode Genetics, Inc.(a)..........................         112,000           1,097,600
Near East International LLC(a)(c).................              10                  -0-
Pharmacia Corp. ..................................         205,400           8,760,310
                                                                        --------------
                                                                             9,857,910
                                                                        --------------


--------------------------------------------------------------------------------
                                      ALLIANCE WORLDWIDE PRIVATIZATION FUND o 15

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                                         Shares or
                                                         Principal
                                                            Amount
Company                                                      (000)        U.S. $ Value
--------------------------------------------------------------------------------------
Venezuela-0.1%
Compania Anonima Nacional Telefonos
   de Venezuela (ADR).............................          11,779      $      165,495
                                                                        --------------

Total Common & Preferred Stocks
   (cost $311,211,700)............................                         285,633,294
                                                                        --------------

SHORT-TERM INVESTMENT-2.4%

Time Deposit-2.4%
Royal Bank of Canada
   1.63%, 1/02/02
   (cost $7,000,000)..............................          $7,000           7,000,000
                                                                        --------------

Total Investments-101.6%
   (cost $318,211,700)............................                         292,633,294
Other assets less liabilities-(1.6%)..............                          (4,573,034)
                                                                        --------------

Net Assets-100%...................................                      $  288,060,260
                                                                        ==============

(a)   Non-income producing security.

(b)   Illiquid securities, valued at fair value (see Note A).

(c)   Restricted and illiquid securities, valued at fair value (see Notes A &
      G).

      Glossary of Terms:

      ADR - American Depositary Receipt.

      GDR - Global Depositary Receipt.

      See notes to financial statements.


--------------------------------------------------------------------------------
16 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

STATEMENT OF ASSETS & LIABILITIES
December 31, 2001 (unaudited)

Assets
Investments in securities, at value (cost $318,211,700) ................   $ 292,633,294
Cash ...................................................................          65,662
Foreign cash, at value (cost $91,896) ..................................          85,671
Receivable for investment securities sold and foreign
   currency contracts ..................................................       7,801,178
Dividends and interest receivable ......................................         375,728
Receivable for capital stock sold ......................................         141,353
                                                                           -------------
Total assets ...........................................................     301,102,886
                                                                           -------------
Liabilities
Payable for investment securities purchased and foreign
   currency contracts ..................................................      10,340,105
Payable for capital stock redeemed .....................................       1,777,664
Advisory fee payable ...................................................         252,763
Distribution fee payable ...............................................         131,216
Accrued expenses .......................................................         540,878
                                                                           -------------
Total liabilities ......................................................      13,042,626
                                                                           -------------
Net Assets .............................................................   $ 288,060,260
                                                                           =============
Composition of Net Assets
Capital stock, at par ..................................................   $      36,498
Additional paid-in capital .............................................     342,851,371
Accumulated net investment loss ........................................      (2,201,803)
Accumulated net realized loss on investments
   and foreign currency transactions ...................................     (27,038,138)
Net unrealized depreciation of investments and foreign
   currency denominated assets and liabilities .........................     (25,587,668)
                                                                           -------------
                                                                           $ 288,060,260
                                                                           =============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($196,187,365 / 24,416,008 shares of capital stock
   issued and outstanding) .............................................           $8.04
Sales charge--4.25% of public offering price ...........................             .36
                                                                                   -----
Maximum offering price .................................................           $8.40
                                                                                   =====
Class B Shares
Net asset value and offering price per share
   ($73,288,193 / 9,642,385 shares of capital stock
   issued and outstanding) .............................................           $7.60
                                                                                   =====
Class C Shares
Net asset value and offering price per share
   ($17,667,486 / 2,325,184 shares of capital stock
   issued and outstanding) .............................................           $7.60
                                                                                   =====
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($917,216 / 114,068 shares of capital stock
   issued and outstanding) .............................................           $8.04
                                                                                   =====

See notes to financial statements.


--------------------------------------------------------------------------------
                                      ALLIANCE WORLDWIDE PRIVATIZATION FUND o 17

-----------------------
STATEMENT OF OPERATIONS
-----------------------

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2001 (unaudited)

Investment Income
Dividends (net of foreign taxes
   withheld of $228,624).......................   $        1,420,998
Interest.......................................               57,928   $       1,478,926
                                                  ------------------
Expenses
Advisory fee...................................            1,550,754
Distribution fee--Class A......................              315,491
Distribution fee--Class B......................              393,875
Distribution fee--Class C......................               99,708
Transfer agency................................              716,874
Custodian......................................              293,463
Printing.......................................              108,415
Administrative.................................               77,397
Audit and legal................................               61,814
Registration...................................               37,057
Directors' fees................................                9,858
Miscellaneous..................................               16,023
                                                  ------------------
Total expenses.................................                                3,680,729
                                                                       -----------------
Net investment loss............................                               (2,201,803)
                                                                       -----------------
Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency
Transactions
Net realized loss on investment
   transactions................................                              (23,698,682)
Net realized loss on foreign currency
   transactions................................                                 (416,520)
Net change in unrealized
   appreciation / depreciation of:
   Investments.................................                               (4,440,285)
   Foreign currency denominated assets
      and liabilities..........................                                   11,911
                                                                       -----------------
Net loss on investments and foreign
   currency transactions.......................                              (28,543,576)
                                                                       -----------------
Net Decrease in Net Assets
   from Operations.............................                        $     (30,745,379)
                                                                       =================

See notes to financial statements.


--------------------------------------------------------------------------------
18 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                                   Six Months Ended
                                                     December 31,          Year Ended
                                                         2001               June 30,
                                                      (unaudited)             2001
                                                  ==================   =================
Increase (Decrease) in Net Assets
from Operations
Net investment loss............................   $       (2,201,803)  $        (509,986)
Net realized loss on investment
   and foreign currency transactions...........          (24,115,202)         (3,252,334)
Net change in unrealized
   appreciation / depreciation of
   investments and foreign currency
   denominated assets and liabilities..........           (4,428,374)       (145,496,052)
                                                  ------------------   -----------------
Net decrease in net assets from
   operations..................................          (30,745,379)       (149,258,372)
Distributions to Shareholders from:
Net realized gain on investments
   Class A.....................................                   -0-        (39,244,049)
   Class B.....................................                   -0-        (15,506,830)
   Class C.....................................                   -0-         (4,079,712)
   Advisor Class...............................                   -0-           (247,257)
Distributions in excess of net realized gain
   on investments
   Class A.....................................                   -0-           (216,890)
   Class B.....................................                   -0-            (85,702)
   Class C.....................................                   -0-            (22,547)
   Advisor Class...............................                   -0-             (1,367)
Capital Stock Transactions
Net decrease...................................          (44,832,368)        (25,315,061)
                                                  ------------------   -----------------
Total decrease.................................          (75,577,747)       (233,977,787)
Net Assets
Beginning of period............................          363,638,007         597,615,794
                                                  ------------------   -----------------
End of period..................................   $      288,060,260   $     363,638,007
                                                  ==================   =================

See notes to financial statements.


--------------------------------------------------------------------------------
                                      ALLIANCE WORLDWIDE PRIVATIZATION FUND o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
December 31, 2001 (unaudited)

NOTE A

Significant Accounting Policies

Alliance Worldwide Privatization Fund, Inc. (the "Fund") organized as a Maryland corporation on March 16, 1994, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with an initial sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge. Advisor Class shares are offered solely to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on the Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, (but excluding securities traded on The Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a


--------------------------------------------------------------------------------
20 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of investments and foreign currency contracts, the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign security transactions, and the difference between the amounts of dividends, interest and foreign taxes receivable recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares (Advisor Class shares also have no distribution fees).

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their


--------------------------------------------------------------------------------
                                      ALLIANCE WORLDWIDE PRIVATIZATION FUND o 21

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

federal tax basis treatment; temporary differences, do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under an investment advisory agreement, the Fund pays its Adviser, Alliance Capital Management L.P. (the "Adviser") a fee at an annual rate of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly. Pursuant to the advisory agreement, the Fund paid $77,397 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended December 31, 2001.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS) (formerly Alliance Fund Services, Inc.), a wholly-owned subsidiary of the Adviser under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $473,742 for the six months ended December 31, 2001.

For the six months ended December 31, 2001, the Fund's expenses were reduced by $5,453 under an expense offset arrangement with AGIS.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $102,224 from the sale of Class A shares and $21,679, $52,906 and $896 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended December 31, 2001.

Brokerage commissions paid on investment transactions for the six months ended December 31, 2001, amounted to $374,127, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to the Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $7,034,800 and $1,140,939 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the


--------------------------------------------------------------------------------
22 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $53,915,536 and $101,188,760, respectively, for the six months ended December 31, 2001. There were no purchases or sales of U.S. government or government agency obligations for the six months ended December 31, 2001.

At December 31, 2001, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Gross unrealized appreciation of investments was $47,193,505 and gross unrealized depreciation of investments was $72,771,911 resulting in net unrealized depreciation of $25,578,406, excluding foreign currency transactions.

At June 30, 2001, the Fund had a capital loss carryforward of $2,674,544 expiring in the year 2009. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders.

Forward Exchange Currency Contracts

The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sales commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses on foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At December 31, 2001, the Fund had no outstanding forward exchange currency contracts.

NOTE E

Capital Stock

There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C, and Advisor Class.


--------------------------------------------------------------------------------
                                      ALLIANCE WORLDWIDE PRIVATIZATION FUND o 23

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                        -----------------------------       ---------------------------------
                                   Shares                                  Amount
                        -----------------------------       ---------------------------------
                          Six Months                           Six Months
                               Ended                                Ended
                        December 31,       Year Ended        December 31,          Year Ended
                                2001         June 30,                2001            June 30,
                         (unaudited)             2001         (unaudited)                2001
                        ---------------------------------------------------------------------
Class A
Shares sold              11,623,153        29,177,365       $  90,957,007       $ 293,342,458
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions                 -0-        2,704,779                  -0-         27,913,315
---------------------------------------------------------------------------------------------
Shares converted
   from Class B              99,409           797,637             779,743           9,083,657
---------------------------------------------------------------------------------------------
Shares redeemed         (15,362,893)      (33,716,666)       (121,246,456)       (341,656,702)
---------------------------------------------------------------------------------------------
Net decrease             (3,640,331)       (1,036,885)      $ (29,509,706)      $ (11,317,272)
=============================================================================================

Class B
Shares sold                 457,357         1,852,311       $   3,438,668       $  19,890,612
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions                 -0-        1,457,121                  -0-         14,352,642
---------------------------------------------------------------------------------------------
Shares converted
   to Class A              (104,933)         (831,701)           (779,743)         (9,083,657)
---------------------------------------------------------------------------------------------
Shares redeemed          (1,819,965)       (3,688,508)        (13,518,052)        (37,692,822)
---------------------------------------------------------------------------------------------
Net decrease             (1,467,541)       (1,210,777)      $ (10,859,127)      $ (12,533,225)
=============================================================================================

Class C
Shares sold                 428,206         1,589,889       $   3,145,734       $  15,824,500
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions                 -0-          391,426                  -0-          3,851,630
---------------------------------------------------------------------------------------------
Shares redeemed            (985,708)       (2,133,776)         (7,306,384)        (20,880,341)
---------------------------------------------------------------------------------------------
Net decrease               (557,502)         (152,461)      $  (4,160,650)      $  (1,204,211)
=============================================================================================


--------------------------------------------------------------------------------
24 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                        -----------------------------       ---------------------------------
                                   Shares                                 Amount
                        -----------------------------       ---------------------------------
                          Six Months                           Six Months
                               Ended                                Ended
                        December 31,       Year Ended        December 31,          Year Ended
                                2001         June 30,                2001            June 30,
                         (unaudited)             2001         (unaudited)                2001
---------------------------------------------------------------------------------------------
Advisor Class
Shares sold                   6,663            26,883       $      53,225       $     296,886
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions                 -0-           22,170                  -0-            228,352
---------------------------------------------------------------------------------------------
Shares redeemed             (46,010)          (80,930)           (356,110)           (785,591)
---------------------------------------------------------------------------------------------
Net decrease                (39,347)          (31,877)      $    (302,885)      $    (260,353)
=============================================================================================

NOTE F

Concentration of Risk

Investing in securities of foreign companies involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies. The Fund invests in securities issued by enterprises that are undergoing, or that have undergone, privatization. Privatization is a process through which the ownership and control of companies or assets in whole or in part are transferred from the public sector to the private sector. Through privatization a government or state divests or transfers all or a portion of its interest in a state enterprise to some form of private ownership. Therefore, the Fund is susceptible to the government re-nationalization of these enterprises and economic factors adversely affecting the economics of these countries. In addition, these securities created through privatization may be less liquid and subject to greater volatility than securities of more developed countries.

NOTE G

Restricted Securities

                                                Date Acquired      U.S. $ Cost
                                                =============      ===========
B.W.I.A. International Airways.............        2/21/95        $  2,999,999
Near East International LLC. ..............        9/29/95           1,000,000

The securities shown above are restricted as to resale and have been valued at fair value in accordance with the procedures described in Note A. The Fund will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of these securities.

The value of these securities at December 31, 2001 was $623,886 representing 0.2% of total net assets.


--------------------------------------------------------------------------------
                                      ALLIANCE WORLDWIDE PRIVATIZATION FUND o 25

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE H

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the facility during the six months ended December 31, 2001.


--------------------------------------------------------------------------------
26 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                ---------------------------------------------------------------------------------------------------
                                                                              Class A
                                ---------------------------------------------------------------------------------------------------
                                 Six Months
                                      Ended
                                   December                                       Year Ended June 30,
                                   31, 2001        --------------------------------------------------------------------------------
                                (unaudited)              2001            2000               1999               1998            1997
                                ---------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .........   $    8.76        $    13.57     $     11.84        $     12.67        $     13.26     $     12.13
                                  -------------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment
  income (loss)(a) ............        (.05)              .02            (.04)                -0-               .10             .15
Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ................        (.67)            (3.45)           2.83                .93                .85            2.55
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................        (.72)            (3.43)           2.79                .93                .95            2.70
                                  -------------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........          -0-               -0-             -0-              (.12)              (.18)           (.15)
Distributions from net realized
  gains on investments
  and foreign currency
  transactions ................          -0-            (1.37)          (1.06)             (1.64)             (1.36)          (1.42)
Distributions in excess of
  net realized gains on
  investments .................          -0-             (.01)             -0-                -0-                -0-             -0-
                                  -------------------------------------------------------------------------------------------------
Total dividends and
  distributions ...............          -0-            (1.38)          (1.06)             (1.76)             (1.54)          (1.57)
                                  -------------------------------------------------------------------------------------------------
Net asset value,
  end of period ...............   $    8.04        $     8.76     $     13.57        $     11.84        $     12.67     $     13.26
                                  =================================================================================================
Total Return
Total investment return based
  on net asset value(b) .......       (8.22)%          (26.81)%         24.26%              9.86%              9.11%          25.16%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $ 196,187        $  245,873     $   394,665        $   340,194        $   467,960     $   561,793
Ratio of expenses to average
  net assets ..................        2.14%(c)          1.81%           1.74%(d)           1.92%(d)           1.73%           1.72%
Ratio of expenses to average
  net assets excluding
  interest expense ............        2.14%(c)          1.81%           1.74%(d)           1.92%(d)           1.73%           1.71%
Ratio of net investment
  income (loss) to average
  net assets ..................       (1.18)%(c)          .14%           (.31)%             (.01)%              .80%           1.27%
Portfolio turnover rate .......          35%               42%             67%                58%                53%             48%

See footnote summary on page 31.


--------------------------------------------------------------------------------
                                      ALLIANCE WORLDWIDE PRIVATIZATION FUND o 27

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                  -----------------------------------------------------------------------------------------------
                                                                             Class B
                                  -----------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended
                                     December                                    Year Ended June 30,
                                     31, 2001       -----------------------------------------------------------------------------
                                  (unaudited)              2001           2000               1999              1998          1997
                                  -----------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period .........   $      8.32       $     13.06    $     11.50        $     12.37        $    13.04     $   11.96
                                  -----------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment
  income (loss)(a) ............          (.07)             (.07)          (.13)              (.08)              .02           .08
Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ................          (.65)            (3.29)          2.75                .89               .82          2.50
                                  -----------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................          (.72)            (3.36)          2.62                .81               .84          2.58
                                  -----------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........            -0-               -0-            -0-              (.04)             (.15)         (.08)
Distributions from net realized
  gains on investments
  and foreign currency
  transactions ................            -0-            (1.37)         (1.06)             (1.64)            (1.36)        (1.42)
Distributions in excess of
  net realized gains on
  investments .................            -0-             (.01)            -0-                -0-               -0-           -0-
                                  -----------------------------------------------------------------------------------------------
Total dividends and
  distributions ...............            -0-            (1.38)         (1.06)             (1.68)            (1.51)        (1.50)
                                  -----------------------------------------------------------------------------------------------
Net asset value,
  end of period ...............   $      7.60       $      8.32    $     13.06        $     11.50        $    12.37     $   13.04
                                  ===============================================================================================
Total Return
Total investment return based
  on net asset value(b) .......         (8.65)%          (27.37)%        23.45%              8.91%             8.34%        24.34%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $    73,288       $    92,446    $   160,847        $   117,420        $  156,348     $ 121,173
Ratio of expenses to average
  net assets ..................          2.93%(c)          2.56%          2.47%(d)           2.63%(d)          2.45%         2.43%
Ratio of expenses to average
  net assets excluding
  interest expense ............          2.93%(c)          2.56%          2.47%(d)           2.63%(d)          2.45%         2.42%
Ratio of net investment
  income (loss) to average
  net assets ..................         (1.97)%(c)         (.64)%        (1.02)%            (1.43)%             .20%          .66%
Portfolio turnover rate .......            35%               42%            67%                58%               53%           48%

See footnote summary on page 31.


--------------------------------------------------------------------------------
28 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                ------------------------------------------------------------------------------------------------
                                                                             Class C
                                ------------------------------------------------------------------------------------------------
                                  Six Months
                                       Ended
                                    December                                    Year Ended June 30,
                                    31, 2001        ----------------------------------------------------------------------------
                                 (unaudited)              2001           2000              1999              1998           1997
                                ------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .........   $     8.32        $    13.05     $    11.50        $    12.37        $    13.04     $    11.96
                                  ----------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment
  income (loss)(a) ............         (.07)             (.06)          (.12)             (.08)              .05            .12
Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ................         (.65)            (3.29)          2.73               .89               .79           2.46
                                  ----------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................         (.72)            (3.35)          2.61               .81               .84           2.58
                                  ----------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........           -0-               -0-            -0-             (.04)             (.15)          (.08)
Distributions from net realized
  gains on investments
  and foreign currency
  transactions ................           -0-            (1.37)         (1.06)            (1.64)            (1.36)         (1.42)
Distributions in excess of
net realized gains on
investments ...................           -0-             (.01)            -0-               -0-               -0-            -0-
                                  ----------------------------------------------------------------------------------------------
Total dividends and
  distributions ...............           -0-            (1.38)         (1.06)            (1.68)            (1.51)         (1.50)
                                  ----------------------------------------------------------------------------------------------
Net asset value,
  end of period ...............   $     7.60        $     8.32     $    13.05        $    11.50        $    12.37     $    13.04
                                  ==============================================================================================
Total Return
Total investment return based
  on net asset value(b) .......        (8.65)%          (27.30)%        23.37%             8.91%             8.34%         24.33%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $   17,668        $   23,976     $   39,598        $   20,397        $   26,635     $   12,929
Ratio of expenses to average
  net assets ..................         2.90%(c)          2.56%          2.44%(d)          2.63%(d)          2.44%          2.42%
Ratio of expenses to average
  net assets excluding
  interest expense ............         2.90%(c)          2.56%          2.44%(d)          2.62%(d)          2.44%          2.41%
Ratio of net investment
  income (loss) to average
  net assets ..................       (1.94)%(c)          (.62)%         (.94)%           (1.44)%             .38%          1.06%
Portfolio turnover rate .......           35%               42%            67%               58%               53%            48%

See footnote summary on page 31.


--------------------------------------------------------------------------------
                                      ALLIANCE WORLDWIDE PRIVATIZATION FUND o 29

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                --------------------------------------------------------------------------------------------
                                                                       Advisor Class
                                --------------------------------------------------------------------------------------------
                                 Six Months
                                      Ended                                                                      October 2,
                                   December                               Year Ended June 30,                    1996(e) to
                                   31, 2001        -------------------------------------------------------------   June 30,
                                (unaudited)             2001          2000             1999             1998           1997
                                ------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .........   $    8.76        $   13.53     $   11.77        $   12.63        $   13.23     $   12.14
                                  ----------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment
  income (loss)(a) ............        (.04)             .04            -0-             .02              .19           .18
Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ................        (.68)           (3.43)         2.82              .93              .80          2.52
                                  ----------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................        (.72)           (3.39)         2.82              .95              .99          2.70
                                  ----------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........          -0-              -0-           -0-            (.17)            (.23)         (.19)
Distributions from net realized
  gains on investments
  and foreign currency
  transactions ................          -0-           (1.37)        (1.06)           (1.64)           (1.36)        (1.42)
Distributions in excess of
  net realized gains on
  investments .................          -0-            (.01)           -0-              -0-              -0-           -0-
                                  ----------------------------------------------------------------------------------------
Total dividends and
  distributions ...............          -0-           (1.38)        (1.06)           (1.81)           (1.59)        (1.61)
                                  ----------------------------------------------------------------------------------------
Net asset value,
  end of period ...............   $    8.04        $    8.76     $   13.53        $   11.77        $   12.63     $   13.23
                                  ========================================================================================
Total Return
Total investment return based
  on net asset value(b) .......       (8.22)%         (26.58)%       24.68%           10.12%            9.48%        25.24%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $     917        $   1,343     $   2,506        $   1,610        $   1,716     $     374
Ratio of expenses to average
  net assets ..................        1.83%(c)         1.50%         1.43%(d)         1.62%(d)         1.45%         1.96%(c)
Ratio of expenses to average
  net assets excluding
  interest expense ............        1.83%(c)         1.50%         1.43%(d)         1.62%(d)         1.45%         1.95%(c)
Ratio of net investment
  income (loss) to average
  net assets ..................        (.87)%(c)         .38%          .01%             .37%            1.48%         2.97%(c)
Portfolio turnover rate .......          35%              42%           67%              58%              53%           48%

See footnote summary on page 31.


--------------------------------------------------------------------------------
30 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

(a)   Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return for a period of less than one year is not annualized.

(c)   Annualized.

(d) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

                                 Year Ended June 30,
                                 -------------------
                                     2000     1999
                                 -------------------
    Class A.................        1.73%    1.91%
    Class B.................        2.46%    2.62%
    Class C.................        2.43%    2.61%
    Advisor Class...........        1.42%    1.61%

(e)   Commencement of distribution.


--------------------------------------------------------------------------------
                                      ALLIANCE WORLDWIDE PRIVATIZATION FUND o 31

----------------------------
GLOSSARY OF INVESTMENT TERMS
----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

earnings

Revenues minus cost of sales, operating expenses, and taxes, over a given period of time. Earnings are often the most important determinant of a company's stock price.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

privatization

The process through which the ownership and control of companies or assets changes in whole or in part from the public sector to the private sector. Through privatization, a government or state enterprise to some form of private ownership.

sector

A group of securities that are similar with respect to maturity, type rating, industry and/or coupon. Refers to a distinct part of the economy, for example, the technology sector.


--------------------------------------------------------------------------------
32 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

                                                                ----------------
                                                                ALLIANCE CAPITAL
                                                                ----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $455 under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 41 of the FORTUNE 100 companies and public retirement funds in 43 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 640 investment professionals in 36 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 12/31/01.


--------------------------------------------------------------------------------
                                      ALLIANCE WORLDWIDE PRIVATIZATION FUND o 33

--------------------------------
ALLIANCE CAPITAL AT YOUR SERVICE
--------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements and Electronic Delivery

      Sign up to view your quarterly mutual fund, retirement or CollegeBoundfund(SM) account statements online, rather than wait to receive paper copies in the mail. You may also sign up for electronic delivery of your legal documents so you can receive your semi-annual and annual shareholder reports, prospectuses and prospectus supplements online. It's easy, convenient and saves you time and storage space. Sign up today at www.alliancecapital.com. Simply go to Individual Investor, U.S., Account Access.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Our Website at www.alliancecapital.com gives you a broad perspective of Alliance Capital. You can reach Alliance mutual fund and account information more directly from www.investor.alliancecapital.com. Either way, you'll have access to extensive Alliance fund data, answers to frequently asked questions, and financial planning tools and calculators.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
34 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

                                                              ------------------
                                                              BOARD OF DIRECTORS
                                                              ------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Mark H. Breedon, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Thomas J. Bardong, Vice President
Russell Brody, Vice President
Jean Van De Walle, Vice President
Michael Levy, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

Brown Brothers Harriman & Company
40 Water Street
Boston, MA 02109-3661

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

Independent Accountants

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

(1)   Member of the Audit Committee


--------------------------------------------------------------------------------
                                      ALLIANCE WORLDWIDE PRIVATIZATION FUND o 35

--------------------------------
ALLIANCE CAPITAL FAMILY OF FUNDS
--------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Mid-Cap Growth Fund*
Premier Growth Fund
Quasar Fund
Technology Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
The Korean Investment Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Fixed Income Funds

Americas Government Income Trust**
Corporate Bond Portfolio
Emerging Market Debt Fund***
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
The Austria Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.

* The Alliance Fund changed its name to Alliance Mid-Cap Growth Fund on February 1, 2002.

** Alliance North American Government Income Trust will change its name to Alliance Americas Government Income Trust on March 1, 2002.

*** Alliance Global Dollar Government Fund will change its name to Alliance Emerging Market Debt Fund on March 1, 2002.


--------------------------------------------------------------------------------
36 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

Alliance Worldwide Privatization Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

WWPSAR1201